UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments

Prime Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government agency obligations—20.38%

Federal Farm Credit Bank
0.800%, due 12/21/09[1]	75,000,000	74,461,667
Federal Home Loan Bank
0.360%, due 02/02/09[2]	90,000,000	90,000,000
0.785%, due 02/02/09[2]	175,000,000	175,000,000
0.546%, due 02/13/09[2]	113,000,000	113,000,000
2.116%, due 02/18/09[2]	220,000,000	220,000,000
0.341%, due 02/27/09[2]	350,000,000	350,000,000
2.189%, due 03/10/09[2]	95,000,000	95,000,000
2.340%, due 04/07/09[1]	102,000,000	101,569,050
2.100%, due 04/09/09[1]	145,000,000	144,433,292
2.500%, due 04/14/09[1]	53,850,000	53,580,750
1.500%, due 05/06/09[1]	122,534,000	122,054,075
2.400%, due 05/13/09	140,000,000	139,992,833
1.800%, due 05/15/09[1]	125,832,000	125,183,965
2.820%, due 07/10/09	120,000,000	120,000,000
0.450%, due 07/13/09[1]	125,000,000	124,746,875
0.550%, due 10/13/09[1]	100,000,000	99,611,944
Federal Home Loan Mortgage Corp.*
0.680%, due 02/02/09[2]	200,000,000	200,000,000
0.224%, due 02/17/09[2]	32,500,000	32,492,965
2.650%, due 03/10/09[1]	75,000,000	74,795,729
2.800%, due 04/06/09[1]	125,000,000	124,377,778
2.750%, due 04/07/09[1]	125,000,000	124,379,340
1.800%, due 06/25/09[1]	111,750,000	110,945,400
Federal National Mortgage Association*
0.470%, due 02/02/09[2]	200,000,000	200,000,000
1.244%, due 04/13/09[2]	321,000,000	321,000,000
1.024%, due 04/28/09[2]	167,500,000	167,476,913
1.750%, due 05/13/09[1]	55,505,000	55,232,486

Total US government agency obligations (cost—$3,559,335,062)		3,559,335,062

Bank notes—2.34%

Banking-US—2.34%
US Bank N.A.
2.960%, due 03/10/09	138,000,000	137,999,299
Wachovia Bank N.A. (Charlotte)
1.635%, due 04/06/09[2]	125,000,000	125,000,000
Wells Fargo Bank N.A.
0.459%, due 02/19/09[2]	146,500,000	146,500,000

Total bank notes (cost—$409,499,299)		409,499,299

Time deposit—1.19%

Banking-non-US—1.19%
US Bank N.A., Grand Cayman
0.150%, due 02/02/09 (cost—$207,000,000)	207,000,000	207,000,000

Certificates of deposit—12.52%

Banking-non-US—11.66%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000
Bank of Nova Scotia
3.209%, due 02/05/09[2]	91,600,000	91,344,239
2.400%, due 05/07/09	140,000,000	140,000,000

Prime Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000
BNP Paribas
3.180%, due 08/24/09	75,000,000	75,000,000
Calyon N.A., Inc.
3.140%, due 02/20/09	48,700,000	48,700,499
3.170%, due 06/02/09	120,000,000	120,000,000
Credit Suisse First Boston
1.466%, due 03/27/09[2]	85,000,000	84,869,765
2.750%, due 05/18/09	175,000,000	175,000,000
Deutsche Bank AG
1.735%, due 03/23/09[2]	125,000,000	125,000,000
Lloyds TSB Bank PLC
2.100%, due 03/05/09	92,000,000	92,000,000
Mizuho Corporate Bank Ltd.
2.250%, due 02/04/09	150,000,000	150,000,000
National Bank of Canada
1.500%, due 02/09/09	125,000,000	125,000,000
Natixis
1.100%, due 04/15/09	200,000,000	200,000,000
Nordea Bank Finland
2.140%, due 03/04/09	95,000,000	95,000,000
Royal Bank of Scotland PLC
2.000%, due 02/09/09	150,000,000	150,000,000
Svenska Handelsbanken
1.580%, due 04/14/09[2]	127,000,000	127,000,000

		2,037,414,503

Banking-US—0.86%
Citibank N.A.
2.100%, due 03/10/09	150,000,000	150,000,000

Total certificates of deposit (cost—$2,187,414,503)		2,187,414,503

Commercial paper[1]—43.40%

Asset backed-banking—0.86%
Atlantis One Funding
1.400%, due 02/02/09	100,000,000	99,996,111
2.050%, due 02/09/09	50,000,000	49,977,222

		149,973,333

Asset backed-miscellaneous—18.62%
Amsterdam Funding Corp.
1.500%, due 02/18/09	51,000,000	50,963,875
0.750%, due 03/12/09	100,000,000	99,918,750
0.450%, due 04/13/09	132,140,000	132,022,726
Atlantic Asset Securitization LLC
0.320%, due 03/12/09	150,000,000	149,948,000
0.400%, due 04/06/09	100,000,000	99,928,889
0.450%, due 04/13/09	135,000,000	134,880,188
Barton Capital LLC
0.230%, due 02/09/09	92,350,000	92,345,280
0.230%, due 02/10/09	30,051,000	30,049,272

Prime Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Bryant Park Funding LLC
0.270%, due 02/12/09	173,309,000	173,294,702
Chariot Funding LLC
0.200%, due 02/02/09	49,000,000	48,999,728
0.220%, due 02/06/09	75,000,000	74,997,708
0.300%, due 02/17/09	149,538,000	149,518,062
0.300%, due 02/19/09	100,000,000	99,985,000
0.300%, due 02/20/09	82,785,000	82,771,892
Enterprise Funding Corp.
1.400%, due 02/02/09	53,661,000	53,658,913
2.000%, due 02/05/09	125,000,000	124,972,222
Falcon Asset Securitization Corp.
0.850%, due 02/05/09	95,143,000	95,134,014
1.450%, due 02/05/09	45,136,000	45,128,728
1.500%, due 02/05/09	71,210,000	71,198,132
Old Line Funding Corp.
0.250%, due 02/11/09	50,000,000	49,996,528
2.000%, due 02/12/09	50,000,000	49,969,444
1.450%, due 02/18/09	75,000,000	74,948,646
Ranger Funding Co. LLC
1.250%, due 03/02/09	138,000,000	137,861,042
0.400%, due 04/02/09	52,600,000	52,564,933
Regency Markets No.1 LLC
0.350%, due 02/10/09	158,365,000	158,351,143
0.350%, due 02/11/09	50,000,000	49,995,139
Sheffield Receivables Corp.
1.600%, due 02/10/09	100,000,000	99,960,000
1.600%, due 02/11/09	60,000,000	59,973,333
0.370%, due 04/03/09	80,000,000	79,949,845
0.370%, due 04/06/09	65,000,000	64,957,244
Thunderbay Funding
0.250%, due 02/05/09	70,472,000	70,470,042
Variable Funding Capital Corp.
0.255%, due 02/12/09	50,000,000	49,996,104
0.300%, due 02/20/09	92,611,000	92,596,337
Windmill Funding Corp.
1.450%, due 02/27/09	105,000,000	104,890,042
1.300%, due 03/03/09	97,000,000	96,894,917
1.150%, due 03/09/09	50,000,000	49,942,500
Yorktown Capital LLC
0.030%, due 03/17/09	100,000,000	99,963,333

		3,252,996,653

Automobile OEM—0.91%
American Honda Finance Corp.
2.750%, due 03/05/09	60,000,000	59,853,333
2.450%, due 03/13/09	100,000,000	99,727,778

		159,581,111

Banking-non-US—4.61%
Allied Irish Banks N.A., Inc.
1.450%, due 03/31/09	110,000,000	109,743,028
Bank of Ireland
2.365%, due 02/05/09	100,000,000	99,973,722
Dnb NOR ASA
2.300%, due 03/04/09	100,000,000	99,801,944

Prime Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Banking-non-US—(concluded)
2.650%, due 03/09/09	110,000,000	109,708,500
1.540%, due 04/22/09	100,000,000	99,657,778
KBC Financial Products International Ltd.
2.250%, due 02/10/09	186,000,000	185,895,375
2.400%, due 02/13/09	100,000,000	99,920,000

		804,700,347

Banking-US—14.62%
ABN-AMRO N.A. Finance, Inc.
1.420%, due 03/30/09	100,000,000	99,775,167
BNP Paribas Finance
0.250%, due 02/02/09	175,000,000	174,998,785
2.148%, due 03/04/09	100,000,000	99,815,033
Calyon N.A., Inc.
2.130%, due 02/05/09	83,446,000	83,426,251
1.870%, due 06/17/09	77,500,000	76,952,506
Danske Corp.
0.415%, due 02/26/09	177,000,000	176,948,990
1.150%, due 03/31/09	195,000,000	194,638,708
Dexia Delaware LLC
0.340%, due 02/02/09	375,000,000	374,996,459
ING (US) Funding LLC
2.400%, due 03/02/09	100,000,000	99,806,667
1.320%, due 04/09/09	100,000,000	99,754,333
JP Morgan Chase & Co.
0.250%, due 02/02/09	275,000,000	274,998,090
San Paolo IMI US Financial Co.
0.840%, due 02/17/09	150,000,000	149,944,000
1.340%, due 03/24/09	150,000,000	149,715,250
1.120%, due 04/06/09	100,000,000	99,800,889
Societe Generale N.A., Inc.
0.300%, due 02/02/09	200,000,000	199,998,333
2.120%, due 03/03/09	100,000,000	99,823,333
0.950%, due 03/27/09	98,000,000	97,860,350

		2,553,253,144

Brokerage—0.86%
Greenwich Capital Holdings, Inc.
1.590%, due 03/17/09	150,000,000	149,708,500

Consumer products-non durables—1.26%
Procter & Gamble International Funding SCA
1.700%, due 02/05/09	70,000,000	69,986,778
1.400%, due 03/05/09	150,000,000	149,813,333

		219,800,111

Finance-noncaptive diversified—0.85%
General Electric Capital Corp.
2.400%, due 06/03/09	150,000,000	148,780,000

Pharmaceuticals—0.81%
Eli Lilly & Co.
1.450%, due 02/11/09	142,000,000	141,942,806

Total commercial paper (cost—$7,580,736,005)		7,580,736,005

Prime Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US master note—2.58%

Brokerage—2.58%
Banc of America Securities LLC
0.563%, due 02/02/09[2,3] (cost—$450,000,000)	450,000,000	450,000,000

Funding agreement—1.49%

Insurance-life—1.49%
Metropolitan Life Insurance Co. of CT
0.728%, due 02/02/09[2,4] (cost—$260,000,000)	260,000,000	260,000,000

Short-term corporate obligations—8.52%

Banking-non-US—5.84%
ANZ National International Ltd.
2.409%, due 03/10/09[2,5]	122,000,000	122,000,000
BNP Paribas
2.385%, due 02/13/09[2]	60,000,000	60,000,000
ING Bank NV
2.473%, due 02/24/09[2,5]	140,000,000	140,000,000
2.346%, due 03/16/09[2,5]	106,600,000	106,067,207
Lloyds TSB Group PLC
2.806%, due 02/09/09[2,5]	150,000,000	150,000,000
National Australia Bank Ltd.
2.403%, due 03/06/09[2,5]	54,000,000	54,000,000
Nordea Bank AB
1.509%, due 04/24/09[2,5]	167,000,000	167,000,000
Rabobank Nederland
2.578%, due 02/09/09[2,5]	75,000,000	75,000,000
Westpac Banking Corp.
2.700%, due 04/09/09[5]	145,000,000	145,000,000

		1,019,067,207

Banking-US—0.85%
HSBC Bank USA, Inc.
1.560%, due 04/14/09[2]	100,000,000	100,000,000
US Bank N.A.
2.289%, due 03/10/09[2]	49,000,000	48,618,371

		148,618,371

Finance-captive automotive—1.30%
Toyota Motor Credit Corp.
0.520%, due 02/02/09[2]	87,250,000	87,250,000
0.730%, due 02/02/09[2]	140,000,000	140,000,000

		227,250,000

Finance-noncaptive diversified—0.53%
General Electric Capital Corp.
2.281%, due 02/27/09[2]	95,000,000	93,238,233

Total short-term corporate obligations (cost—$1,488,173,811)		1,488,173,811

Prime Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—7.42%

Repurchase agreement dated 01/30/09 with Banc of America Securities, 0.250% due 02/02/09, collateralized by $215,585,000 Federal Home Loan Bank obligations, zero coupon to 5.375% due 02/02/09 to 08/15/24 and $343,974,000 Federal National Mortgage Association obligations, zero coupon to 6.020% due 12/31/09 to 10/23/19; (value—$561,000,876); proceeds: $550,011,458	550,000,000	550,000,000

Repurchase agreement dated 01/30/09 with Barclays Bank PLC, 0.260% due 02/02/09, collateralized by $246,031,500 US Treasury Bonds, 7.875% due 02/15/21 and $184,032,400 US Treasury Notes, 4.750% to 6.500% due 02/15/10 to 03/31/11; (value—$555,900,081); proceeds: $545,011,808	545,000,000	545,000,000

Repurchase agreement dated 01/30/09 with Deutsche Bank Securities, Inc., 0.270% due 02/02/09, collateralized by $79,105,000 Federal Home Loan Bank obligations, 1.625% to 5.330% due 01/21/11 to 05/07/14, $67,979,000 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.300% due 10/25/10 to 05/12/20 and $47,816,100 US Treasury Notes, 4.000% due 08/15/18; (value—$204,000,078); proceeds: $200,004,500	200,000,000	200,000,000

Repurchase agreement dated 01/30/09 with State Street Bank & Trust Co., 0.010% due 02/02/09, collateralized by $67,707 US Cash Management Bills, zero coupon due 05/15/09 and $1,619,090 US Treasury Bills, zero coupon due 07/16/09; (value—$1,684,483); proceeds: $1,650,001	1,650,000	1,650,000

Total repurchase agreements (cost—$1,296,650,000)		1,296,650,000

Total investments (cost—$17,438,808,680 which approximates cost for federal income tax purposes)[6,7]—99.84%		17,438,808,680

Other assets in excess of liabilities—0.16%		27,984,674

Net assets—100.00%		17,466,793,354

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.

1	Interest rates shown are the discount rates at date of purchase.

2	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2009, and reset periodically.

3	The security detailed in the table below, which represents 2.58% of net assets, is considered liquid and restricted as of January 31, 2009.

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of net		percentage of net
Restricted security	date[8]	cost ($)	assets (%)	Value ($)	assets (%)

Banc of America Securities LLC, 0.563%, 02/02/09	01/31/09	450,000,000	2.58	450,000,000	2.58

4	The security detailed in the table below, which represents 1.49% of net assets, is considered illiquid and restricted as of January 31, 2009.

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of		percentage of
Restricted security	date[8]	cost ($)	net assets (%)	Value ($)	net assets (%)

Metropolitan Life Insurance Co. of CT.,
0.728%, 02/02/09	01/02/09	260,000,000	1.49	260,000,000	1.49

5	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.49% of net assets as of January 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure the amortized cost approximates market value.

Prime Master Fund
Schedule of investments – January 31, 2009 (unaudited)

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets:

Measurements at 01/31/09

Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Assets:
Securities	—	17,178,808,680	260,000,000	17,438,808,680

The following is a rollforward of the Fund’s assets that were using unobservable inputs for the period:

Securities ($)

Assets

Beginning balance	150,000,000

Accrued discounts/(premiums)	—

Total gains or losses (realized/unrealized) included in earnings	—

Purchases, sales, issuances and settlements (net)	110,000,000

Transfers in and/or out of Level 3	—

Ending balance	260,000,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 01/31/09	—

7	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the nine months ended January 31, 2009. There are no investments in affiliated issuers at January 31, 2009.

Security	Value at	Purchases during the nine months ended	Sales during the nine months ended	Value at	Net income earned from affiliate for the nine months ended
description	04/30/08 ($)	01/31/09 ($)	01/31/09 ($)	01/31/09 ($)	01/31/09 ($)

UBS Private Money Market Fund LLC	234,656,346	2,449,998,834	2,684,655,180	—	468,424

8	Acquisition dates represent most recent reset dates on variable rate securities.

OEM	Original Equipment Manufacturer

Prime Master Fund
Schedule of investments – January 31, 2009 (unaudited)

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	75.8

United Kingdom	4.5

France	2.9

Japan	2.2

Canada	2.0

Netherlands	1.8

Norway	1.8

Sweden	1.7

Belgium	1.6

Switzerland	1.5

Ireland	1.2

Australia	1.1

Germany	0.7

New Zealand	0.7

Finland	0.5

Total	100.0

Weighted average maturity—40 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2008.

Treasury Master Fund Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations—40.14%

US Cash Management Bills
1.110%, due 04/29/09[1]	250,000,000	249,329,375
1.430%, due 06/24/09[1]	150,000,000	149,147,958
0.415%, due 09/15/09[1]	100,000,000	99,739,786
0.470%, due 09/15/09[1]	75,000,000	74,778,708
US Treasury Bills
0.005%, due 02/26/09[1]	175,000,000	174,999,392
1.070%, due 02/26/09[1]	100,000,000	99,925,694
0.055%, due 03/05/09[1]	150,000,000	149,992,667
1.275%, due 03/05/09[1]	150,000,000	149,830,067
1.050%, due 03/19/09[1]	100,000,000	99,865,833
1.380%, due 03/26/09[1]	85,000,000	84,827,308
1.665%, due 03/26/09[1]	100,000,000	99,754,875
0.190%, due 04/09/09[1]	175,000,000	174,938,118
0.191%, due 04/09/09[1]	175,000,000	174,937,955
1.020%, due 04/09/09[1]	500,000,000	499,051,299
0.110%, due 04/16/09[1]	250,000,000	249,943,729
0.215%, due 06/11/09[1]	250,000,000	249,806,354
0.240%, due 06/11/09[1]	200,000,000	199,827,028
0.260%, due 07/02/09[1]	150,000,000	149,836,417
0.285%, due 07/02/09[1]	250,000,000	249,701,146
1.335%, due 07/02/09[1]	87,000,000	86,512,836
1.640%, due 07/02/09[1]	100,000,000	99,312,111
0.316%, due 07/23/09[1]	150,000,000	149,773,892
0.300%, due 07/30/09[1]	250,000,000	249,627,083
1.050%, due 07/30/09[1]	200,000,000	198,955,833
1.470%, due 08/27/09[1]	125,000,000	123,943,438
1.941%, due 09/24/09[1]	100,000,000	98,733,285
0.640%, due 10/22/09[1]	125,000,000	124,415,556
US Treasury Notes
4.875%, due 05/31/09	150,000,000	152,295,676
4.000%, due 08/31/09	50,000,000	51,040,171

Total US government obligations (cost—$4,714,843,590)		4,714,843,590

Repurchase agreements—59.85%

Repurchase agreement dated 01/30/09 with Banc of America, 0.250% due 02/02/09, collateralized by $50,672,000 US Cash Management Bills, zero coupon due 04/29/09, $115,791,000 US Treasury Bills, zero coupon due 10/22/09, $49,193,000 US Treasury Bonds, 4.500% due 02/15/36, $338,882,000 US Treasury Inflation Index Notes, 0.625% to 1.625% due 04/15/13 to 01/15/15 and $819,695,700 US Treasury Notes, 1.125% to 4.750% due 05/15/09 to 08/15/17; (value—$1,428,000,001); proceeds: $1,400,029,167	1,400,000,000	1,400,000,000

Repurchase agreement dated 01/30/09 with Barclays Bank PLC, 0.250% due 02/02/09, collateralized by $261,550,200 US Treasury Bills, zero coupon due 02/12/09 to 07/02/09, $274,786,600 US Treasury Bonds, 5.250% to 7.500% due 11/15/24 to 11/15/28, $240,844,500 US Treasury Inflation Index Notes, 2.125% to 4.250% due 01/15/10 to 01/15/19 and $626,520,700 US Treasury Notes, 3.875% to 4.875% due 07/15/10 to 08/15/16; (value—$1,581,000,022); proceeds: $1,550,032,292	1,550,000,000	1,550,000,000

Repurchase agreement dated 01/30/09 with Deutsche Bank Securities, Inc., 0.250% due 02/02/09, collateralized by $1,066,382,800 US Treasury Bonds, 5.000% to 8.000% due 11/15/21 to 05/15/37; (value—$1,528,878,062); proceeds: $1,498,931,227	1,498,900,000	1,498,900,000

Repurchase agreement dated 01/30/09 with Merrill Lynch & Co., 0.250% due 02/02/09, collateralized by $445,130,700 US Treasury Bonds, 4.500% to 8.000% due 11/15/16 to 05/15/37, $53,600,000 US Treasury Inflation Index Notes, 1.625% due 01/15/18 and $459,105,800 US Treasury Notes, 2.500% to 4.875% due 04/30/11 to 11/15/18; (value—$1,122,000,450); proceeds: $1,100,022,917	1,100,000,000	1,100,000,000

Treasury Master Fund Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 01/30/09 with Morgan Stanley & Co., 0.210% due 02/02/09, collateralized by $243,982,000 US Treasury Bonds, 7.875% to 8.875% due 02/15/19 to 02/15/21, $58,572,000 US Treasury Bonds Principal Strips, 7.875% to 8.875% due 02/15/19 to 08/15/21 and $1,027,263,000 US Treasury Notes, 3.750% to 4.000% due 08/15/18 to 11/15/18; (value—$1,531,311,394); proceeds: $1,480,025,900	1,480,000,000	1,480,000,000

Repurchase agreement dated 01/30/09 with State Street Bank & Trust Co., 0.010% due 02/02/09, collateralized by $9,233 US Cash Management Bills, zero coupon due 05/15/09 and $220,785 US Treasury Bills, zero coupon due 07/16/09; (value—$229,702); proceeds: $225,000	225,000	225,000

Total repurchase agreements (cost—$7,029,125,000)		7,029,125,000

Total investments (cost—$11,743,968,590 which approximates cost for federal income tax purposes)[2]—99.99%		11,743,968,590

Other assets in excess of liabilities—0.01%		1,341,533

Net assets—100.00%		11,745,310,123

1	Interest rates shown are the discount rates at date of purchase.

2	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to esnure that amortized cost approximates market value.

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets:

			Measurements at 01/31/09

Description	Quoted prices in active markets for identical assets (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

Assets:

Securities	—	11,743,968,590	—	11,743,968,590

Weighted average maturity—50 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2008.

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—86.98%

Alabama—0.79%
Jefferson County Sewer Revenue (Capital
Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	2,565,000	2,676,439
5.750%, due 02/01/09	2,125,000	2,125,000
Montgomery Industrial Development Board
Pollution Control & Solid Waste District
Refunding (General Electric Co. Project),
0.350%, VRD	21,800,000	21,800,000

		26,601,439

Alaska—3.95%
Valdez Marine Terminal Revenue Refunding (BP
Pipelines, Inc. Project),
0.300%, VRD	8,750,000	8,750,000
Series A, 0.430%, VRD	22,800,000	22,800,000
Series B, 0.430%, VRD	41,900,000	41,900,000
Series C, 0.430%, VRD	34,580,000	34,580,000
Valdez Marine Terminal Revenue Refunding (Exxon
Pipeline Co. Project),
Series A, 0.300%, VRD	1,100,000	1,100,000
Series B, 0.300%, VRD	13,400,000	13,400,000
Series C, 0.300%, VRD	11,305,000	11,305,000

		133,835,000

Arizona—0.60%
Arizona Board of Regents University Systems
Revenue Refunding, Series A,
0.350%, VRD	6,500,000	6,500,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.),
0.600%, VRD	13,450,000	13,450,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.600%, VRD	300,000	300,000

		20,250,000

California—3.62%
Bay Area Toll Authority Toll Bridge Revenue (Bay Area), Series G3,
0.150%, VRD	30,000,000	30,000,000
Bay Area Toll Authority Toll Bridge Revenue (San
Francisco Bay Area), Series A-1,
0.200%, VRD	15,000,000	15,000,000
California Department of Water Resources Power
Supply Revenue, Series C-9,
0.330%, VRD	18,400,000	18,400,000
California Educational Facilities Authority Revenue
(Chapman University), Series A,
0.300%, VRD	2,100,000	2,100,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

California—(concluded)
California Health Facilities Financing Authority
Revenue (Scripps Health), Series E,
0.270%, VRD	10,000,000	10,000,000
California Statewide Communities Development
Authority Revenue (Childrens Hospital), Series C,
0.300%, VRD	4,700,000	4,700,000
Metropolitan Water District Southern California
Waterworks Revenue, Series B-2,
0.250%, VRD	300,000	300,000
Newport Beach Revenue Refunding (Hoag Memorial
Hospital),
Series D, 0.270%, VRD	18,000,000	18,000,000
Series D, 0.270%, VRD	6,500,000	6,500,000
Sacramento Municipal Utility Distric Electric
Revenue Refunding, Series J,
0.200%, VRD	9,700,000	9,700,000
San Francisco City and County Finance Corp. Lease
Revenue Refunding (Moscone Center 2008-2),
0.250%, VRD	8,000,000	8,000,000

		122,700,000

Colorado—1.05%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.980%, VRD[1,2]	12,075,000	12,075,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
0.650%, VRD	1,500,000	1,500,000
Series A-4, 0.650%, VRD	500,000	500,000
Series A-5, 0.650%, VRD	2,600,000	2,600,000
Series A-8, 0.650%, VRD	1,075,000	1,075,000
Series A-11, 0.650%, VRD	1,250,000	1,250,000
Series C-6, 0.650%, VRD	5,400,000	5,400,000
Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy), Series A,
0.450%, VRD	11,100,000	11,100,000

		35,500,000

Connecticut—0.80%
Connecticut State Health & Educational Facilities
Authority Revenue (Ascension Health Credit),
Series B,
0.250%, VRD	4,335,000	4,335,000
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University), Series D,
0.300%, VRD	7,000,000	7,000,000
Connecticut State Health & Educational Facilities
Authority Revenue (Yale University), Series V-1,
0.400%, VRD	4,100,000	4,100,000
Connecticut State Housing Finance Authority (CIL
Realty, Inc.),
0.350%, VRD	1,600,000	1,600,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Connecticut—(concluded)
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
1.030%, VRD[1,2]	9,925,000	9,925,000

		26,960,000

Delaware—0.35%
Delaware State, Series C,
5.000%, due 07/01/09	6,750,000	6,838,114
Wilmington Revenue (Salesianum School Project),
0.870%, VRD	4,900,000	4,900,000

		11,738,114

District of Columbia—1.19%
District of Columbia Revenue (Field School Project),
Series A,
0.530%, VRD	14,175,000	14,175,000
District of Columbia Revenue (Pooled Loan
Program), Series A,
0.450%, VRD	7,000,000	7,000,000
District of Columbia University Revenue
(Georgetown University), Series B-2,
0.300%, VRD	9,640,000	9,640,000
District of Columbia, Series C,
0.400%, VRD	9,640,000	9,640,000

		40,455,000

Florida—1.34%
Escambia County Health Facilities Authority
Revenue (Ascension Health Credit), Series A-2,
(Pre-refunded with US Government Securities to
11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,107,614
Florida Municipal Power Agency Revenue (All
Requirements Supply), Series C,
0.400%, VRD	15,000,000	15,000,000
Jacksonville Health Facilities Authority Hospital
Revenue (Baptist Medical Center Project), Series B,
0.620%, VRD	1,000,000	1,000,000
Jacksonville Health Facilities Authority Hospital
Revenue Refunding (Baptist Medical Center
Project), Series C,
0.400%, VRD	4,365,000	4,365,000
Jacksonville Sales Tax (Bank of America Austin
Certificates, Series 2008-3005X) (MBIA Insured),
1.530%, VRD[1,2]	8,975,000	8,975,000
JEA Electric System Revenue, Series Three C-4,
0.300%, VRD	8,185,000	8,185,000
Pinellas County Educational Facilities Authority
Revenue Refunding (Barry University Project),
0.450%, VRD	4,800,000	4,800,000

		45,432,614

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Georgia—3.54%
Atlanta Water & Wastewater Revenue,
0.500%, VRD	30,000,000	30,000,000
De Kalb County Development Authority Revenue
(Robert W. Woodruff Arts Center),
0.400%, VRD	3,675,000	3,675,000
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.980%, VRD[1,2]	9,750,000	9,750,000
Fulton County Development Authority Revenue
(Children’s Healthcare),
0.470%, VRD	14,000,000	14,000,000
Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
0.400%, VRD	14,740,000	14,740,000
Gainesville & Hall County Hospital Authority
Revenue Anticipation Certificates,
Series E, 0.550%, VRD	8,300,000	8,300,000
Series F, 0.550%, VRD	8,300,000	8,300,000
Metropolitan Atlanta Rapid Transit Authority of
Georgia Sales Tax Revenue, Series A
0.650%, VRD	16,700,000	16,700,000
Private Colleges & Universities Authority Revenue
(Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000
Series B, 0.200%, VRD	3,600,000	3,600,000
Series C5, 0.270%, VRD	3,000,000	3,000,000

		120,065,000

Idaho—0.43%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,574,430

Illinois—3.91%
Chicago (JP Morgan PUTTERs, Series 3091),
0.460%, VRD[1,2]	4,995,000	4,995,000
Chicago Metropolitan Water Reclamation
District-Greater Chicago (Citigroup ROCS,
Series RR-II-R-11283),
0.500%, VRD[1,2]	3,000,000	3,000,000
Chicago O’Hare International Revenue (Third Lien),
Series C,
0.550%, VRD	15,000,000	15,000,000
Chicago Wastewater Transmission Revenue
Refunding, Series C-1,
0.650%, VRD	12,000,000	12,000,000
Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,236,325
Cook County Township High School District No. 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,193,799

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Evanston Northwestern), Series B,
0.600%, VRD	2,000,000	2,000,000
Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project), Series A,
0.250%, VRD	4,360,000	4,360,000
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.450%, VRD	21,990,000	21,990,000
Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3, (Mandatory Put 04/01/09 @ 100),
1.900%, due 04/01/09	5,665,000	5,665,000
Subseries C2A, 0.440%, VRD	12,500,000	12,500,000
Illinois Finance Authority Revenue (Northwestern
Community Hospital), Series B,
0.280%, VRD	5,700,000	5,700,000
Illinois Finance Authority Revenue (Northwestern
Memorial Hospital),
Series A-2, 0.600%, VRD	11,125,000	11,125,000
Series B-1, 0.500%, VRD	12,950,000	12,950,000
Series B-2, 0.650%, VRD	8,100,000	8,100,000
McHenry County (Bank of America Austin
Certificates, Series 2008-3025X) (FSA Insured),
1.030%, VRD[1,2]	6,600,000	6,600,000

		132,415,124

Indiana—1.77%
Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
0.980%, VRD[1,2]	4,690,000	4,690,000
Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1, 0.250%, VRD	11,400,000	11,400,000
Series CR-E-3, 0.250%, VRD	16,600,000	16,600,000
Mount Vernon Industrial Pollution Control & Solid
Waste Disposal Revenue (General Electric Co. Project),
0.350%, VRD	13,600,000	13,600,000
Saint Joseph County Industrial Educational Facilities
Revenue (University of Notre Dame Du Lac Project),
0.150%, VRD	13,725,000	13,725,000

		60,015,000

Iowa—1.07%
Hills Health Facilities Revenue (Mercy Hospital Project),
0.750%, VRD	12,245,000	12,245,000
Iowa Higher Education Loan Authority Revenue
(Private College, Des Moines),
0.750%, VRD	9,630,000	9,630,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Iowa—(concluded)
Iowa Higher Education Loan Authority Revenue
Refunding (Private College, Des Moines Project),
0.750%, VRD	9,780,000	9,780,000
Iowa State School Cash Anticipation Program (Iowa School Corps.), Series B,
3.000%, due 01/21/10	4,500,000	4,595,231

		36,250,231

Kentucky—1.23%
Christian County Association of County’s Leasing
Trust Lease Program, Series A,
0.600%, VRD	1,975,000	1,975,000
Kentucky Asset Liability Commission General Fund
Revenue Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,061,479
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.850%, VRD	7,000,000	7,000,000
Shelby County Lease Revenue, Series A,
0.600%, VRD	14,800,000	14,800,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.550%, VRD	5,000,000	5,000,000

		41,836,479

Louisiana—0.27%
East Baton Rouge Parish Pollution Control Revenue
Refunding (Exxon Project),
0.250%, VRD	9,110,000	9,110,000

Maine—0.09%
Maine Health & Higher Educational Facilities
Authority Revenue (JP Morgan PUTTERs,
Series 1973) (AMBAC Insured),
0.980%, VRD[1,2]	2,990,000	2,990,000

Maryland—2.14%
Maryland Economic Development Corp. Revenue
Refunding (Howard Hughes Medical), Series B,
0.300%, VRD	14,000,000	14,000,000
Maryland Health & Higher Educational Facilities
Authority Revenue (John Hopkins University),
Series A, 0.300%, VRD	4,000,000	4,000,000
Series B, 0.200%, VRD	14,765,000	14,765,000
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical Systems), Series C,
0.470%, VRD	5,000,000	5,000,000
Montgomery County Bond Anticipation Notes
(Public Improvement), Series B,
0.650%, VRD	12,700,000	12,700,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Maryland—(concluded)
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A, 0.400%, VRD	14,615,000	14,615,000
Series A-7, 0.400%, VRD	7,500,000	7,500,000

		72,580,000

Massachusetts—7.72%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,205,719
Massachusetts (Central Artery),
Series A, 0.500%, VRD	10,000,000	10,000,000
Series B, 0.500%, VRD	800,000	800,000
Massachusetts Development Finance Agency
Revenue (Boston University),
Series U-3, 0.200%, VRD	5,560,000	5,560,000
Series U-6A, 0.250%, VRD	3,400,000	3,400,000
Series U-6B, 0.430%, VRD	7,000,000	7,000,000
Series U-6E, 0.350%, VRD	13,500,000	13,500,000
Massachusetts Development Finance Agency
Revenue (Simmons College), Series G,
0.350%, VRD	4,500,000	4,500,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.570%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts),
Series A1, 0.250%, VRD	5,600,000	5,600,000
Series A2, 0.400%, VRD	8,700,000	8,700,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University),
Series Q, 0.250%, VRD	7,000,000	7,000,000
Series T-1, (Mandatory Put 05/14/09 @ 100),
2.250%, due 05/14/09	11,700,000	11,700,000
Series T-3, (Mandatory Put 06/11/09 @ 100),
2.250%, due 06/11/09	7,700,000	7,700,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare Systems),
Series D-1, 0.400%, VRD	19,500,000	19,500,000
Series D-3, 0.300%, VRD	13,375,000	13,375,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program), Series N,
0.700%, VRD	11,000,000	11,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University),
Series G, 0.350%, VRD	18,750,000	18,750,000
Series N-1, 0.100%, VRD	25,200,000	25,200,000
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College),
Series G, 0.400%, VRD	1,700,000	1,700,000
Series I, 0.400%, VRD	7,375,000	7,375,000
Massachusetts Revenue Anticipation Notes,
Series B, 4.000%, due 04/30/09	15,000,000	15,064,267
Series C, 4.000%, due 05/29/09	4,000,000	4,022,761
Massachusetts State Refunding,
Series A, 0.450%, VRD	30,000,000	30,000,000
Series B, 0.350%, VRD	8,000,000	8,000,000

		261,652,747

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Michigan—2.63%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health), Series B-2,
0.550%, VRD	25,000,000	25,000,000
Michigan Municipal Bond Authority Revenue Bond
Anticipation Notes (State Clean Water),
3.000%, due 07/15/09	6,000,000	6,057,063
Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B, 0.250%, VRD	9,800,000	9,800,000
Series B-2, 0.250%, VRD	4,000,000	4,000,000
Series B-4, 0.250%, VRD	10,500,000	10,500,000
Series B-6, 0.250%, VRD	10,000,000	10,000,000
Michigan State Hospital Finance Authority Revenue
Refunding (Mclaren Health Care), Series B,
0.450%, VRD	17,050,000	17,050,000
Oakland County Economic Development Corp. Ltd.
Obligation Revenue (Pontiac Vision Schools Project),
0.450%, VRD	6,545,000	6,545,000

		88,952,063

Minnesota—1.11%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.470%, VRD	1,585,000	1,585,000
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care Systems (Allina Health),
Series C-1,
0.200%, VRD	7,350,000	7,350,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B, 0.230%, VRD	6,250,000	6,250,000
Series D, (Mandatory Put 03/30/09 @ 100),
1.680%, due 03/30/09	10,000,000	10,000,000
Rochester Health Care Facilities Revenue (Mayo
Foundation), Series B,
0.200%, VRD	5,000,000	5,000,000
University of Minnesota Refunding, Series A,
0.200%, VRD	7,400,000	7,400,000

		37,585,000

Mississippi—0.35%
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series B, 0.700%, VRD	2,500,000	2,500,000
Series C, 0.300%, VRD	9,200,000	9,200,000

		11,700,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Missouri—4.07%
Curators University of Missouri Systems Facilities
Revenue, Series B,
0.450%, VRD	4,700,000	4,700,000
Missouri Development Finance Board Cultural
Facilities Revenue (Kauffman Center Performing),
Series A,
0.350%, VRD	8,200,000	8,200,000
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue (Washington
University), Series C,
0.620%, VRD	3,600,000	3,600,000
Missouri Health & Educational Facilities Authority
Revenue (Ascension Health), Series C-2,
(Mandatory Put 03/30/09 @ 100),
1.750%, due 03/30/09	17,500,000	17,500,000
Missouri Health & Educational Facilities Authority
Revenue (Washington University), Series B,
0.550%, VRD	13,095,000	13,095,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Assemblies of God College),
0.450%, VRD	1,900,000	1,900,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (St. Louis University),
Series A-1, 0.600%, VRD	6,200,000	6,200,000
Series A-2, 0.600%, VRD	13,065,000	13,065,000
Series C, 0.620%, VRD	4,700,000	4,700,000
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue (BJC Health
Systems), Series E,
0.200%, VRD	30,000,000	30,000,000
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue (St. Francis
Medical Center), Series A,
0.730%, VRD	6,570,000	6,570,000
University of Missouri Revenue (System Facilities),
Series A, 0.600%, VRD	23,275,000	23,275,000
Series B, 0.600%, VRD	5,100,000	5,100,000

		137,905,000

Montana—0.65%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.750%, VRD	17,500,000	17,500,000
Montana Facility Finance Authority Revenue (Sisters
of Charity Health Systems),
0.460%, VRD	2,900,000	2,900,000
Montana Facility Finance Authority Revenue (Sisters
of Charity), Series A,
0.650%, VRD	1,730,000	1,730,000

		22,130,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Nebraska—0.72%
Lancaster County Hospital Authority Health
Facilities Revenue (Immanuel Health System),
Series A,
0.850%, VRD	9,280,000	9,280,000
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.700%, VRD	10,000,000	10,000,000
Sarpy County Hospital Authority No. 1 Health
Facilities Revenue (Immanuel Health Systems),
Series B,
0.850%, VRD	5,050,000	5,050,000

		24,330,000

Nevada—0.46%
Clark County (Citigroup ROCS, Series RR-II-R-11507),
0.500%, VRD[1,2]	2,800,000	2,800,000
Las Vegas Valley Water District (Water
Improvement), Series B
0.600%, VRD	8,900,000	8,900,000
Reno Hospital Revenue Refunding (Renown Regular
Medical Center), Series A,
0.400%, VRD	4,000,000	4,000,000

		15,700,000

New Hampshire—0.42%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.300%, VRD	7,845,000	7,845,000
Series A,
0.150%, VRD	5,200,000	5,200,000
New Hampshire Health & Educational Facilities
Authority Revenue (Exeter Hospital Obligor
Group), Series B,
0.400%, VRD	1,335,000	1,335,000

		14,380,000

New Mexico—1.10%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,040,757
Hurley Pollution Control Revenue Updates
(Kennecott Santa Fe),
0.430%, VRD	18,700,000	18,700,000
New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien), Subseries B-1,
0.500%, VRD	10,700,000	10,700,000

		37,440,757

New York—3.16%
New York City Housing Development Corp. Multi-
Family Mortgage Revenue (The Crest), Series A,
0.500%, VRD	23,700,000	23,700,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

New York—(concluded)
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Citigroup ROCS,
Series RR-II-R-11264),
0.490%, VRD[1,2]	5,485,000	5,485,000
New York City Transitional Finance Authority (New
York City Recovery),
Series 3, Subseries 3-E, 0.550%, VRD	10,940,000	10,940,000
Series 3, Subseries 3-F, 0.550%, VRD	3,700,000	3,700,000
New York City Transitional Finance Authority
Revenue (Future Tax Secondary), Series C,
0.350%, VRD	5,550,000	5,550,000
New York City Transitional Finance Authority
Revenue (JP Morgan PUTTERs, Series 3267)
(FGIC Insured),
0.780%, VRD[1,2]	20,440,000	20,440,000
New York,
Subseries J-5, 1.500%, VRD	29,300,000	29,300,000
Subseries J-8, 0.500%, VRD	8,000,000	8,000,000

		107,115,000

North Carolina—4.98%
Charlotte Water & Sewer System Revenue, Series B,
0.500%, VRD	30,000,000	30,000,000
Mecklenburg County Certificates of Participation,
0.450%, VRD	11,410,000	11,410,000
Series A, 0.620%, VRD	23,490,000	23,490,000
Mecklenburg County,
Series B, 0.500%, VRD	7,270,000	7,270,000
Series E, 0.450%, VRD	2,550,000	2,550,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Warren Wilson
College),
0.450%, VRD	8,500,000	8,500,000
North Carolina (Public Improvement), Series G,
0.450%, VRD	18,545,000	18,545,000
Raleigh Certificates of Participation (Downtown
Improvement Project), Series B-1,
0.500%, VRD	30,000,000	30,000,000
University of North Carolina Hospital Chapel Hill
Revenue, Series B,
0.400%, VRD	25,070,000	25,070,000
University of North Carolina Revenues (Citigroup
ROCS, Series RR-II-R-11292),
0.500%, VRD[1,2]	3,080,000	3,080,000
Wake County (School), Series B,
0.420%, VRD	6,390,000	6,390,000
Wake County, Series B,
0.420%, VRD	2,300,000	2,300,000

		168,605,000

Ohio—4.84%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.350%, VRD	3,000,000	3,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Ohio—(concluded)
Columbus (Citigroup ROCS, Series RR-II-R-11293),
0.500%, VRD[1,2]	6,000,000	6,000,000
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.460%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B,
0.250%, VRD	3,530,000	3,530,000
Cuyahoga County Revenue (Cleveland Clinic),
Subseries B1,
0.550%, VRD	2,000,000	2,000,000
Ohio (Common Schools), Series D,
0.300%, VRD	20,000,000	20,000,000
Ohio Economic Development Revenue (YMCA
Greater Cincinnati Project),
0.400%, VRD	4,115,000	4,115,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.460%, VRD[1,2]	3,695,000	3,695,000
Ohio Higher Educational Facilities Revenue (Case
Western Reserve),
Series A, 0.750%, VRD	17,000,000	17,000,000
Series B-1, 0.250%, VRD	2,050,000	2,050,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic), Series B-3,
0.500%, VRD	16,475,000	16,475,000
Ohio Refunding Infrastructure Improvement, Series B,
0.300%, VRD	10,000,000	10,000,000
Ohio University General Receipts, Series B,
0.200%, VRD	39,600,000	39,600,000
Ohio Water Development Authority Pollution
Control Facilities Revenue Refunding (FirstEnergy
General Corp.), Series A,
0.350%, VRD	6,135,000	6,135,000
Ohio Water Development Authority Pollution
Control Facilities Revenue Refunding (FirstEnergy
Nuclear), Series B,
0.500%, VRD	27,650,000	27,650,000

		164,050,000

Oklahoma—0.42%
Oklahoma City Industrial & Cultural Facilities Trust
Educational Facilities Revenue (Oklahoma City
University Project),
0.450%, VRD	14,300,000	14,300,000

Oregon—2.70%
Oregon Facilities Authority Revenue (Lewis & Clark
College Project), Series A,
0.500%, VRD	10,000,000	10,000,000
Oregon Facilities Authority Revenue (Peacehealth),
Series A, 0.300%, VRD	12,785,000	12,785,000
Series B, 0.300%, VRD	11,145,000	11,145,000
Series D, 0.300%, VRD	7,000,000	7,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Oregon—(concluded)
Oregon Tax Anticipation Notes, Series A,
3.000%, due 06/30/09	5,000,000	5,026,075
Oregon (Veterans Welfare),
Series 86, 0.650%, VRD	8,310,000	8,310,000
Series 88B, 0.650%, VRD	11,400,000	11,400,000
Oregon,
Series 73 E, 0.400%, VRD	8,225,000	8,225,000
Series 73 G, 0.300%, VRD	17,600,000	17,600,000

		91,491,075

Pennsylvania—2.35%
Allegheny County Higher Education Building
Authority University Revenue (Carnegie Mellon
University),
0.350%, VRD	19,800,000	19,800,000
Allegheny County Industrial Development Authority
Revenue (United Jewish Federation), Series B,
0.470%, VRD	3,365,000	3,365,000
Geisinger Authority Health Systems (Geisinger
Health Systems),
Series A, 0.350%, VRD	2,000,000	2,000,000
Series C, 0.450%, VRD	9,485,000	9,485,000
Lackawanna County Industrial Development
Authority Revenue (Scranton Preparation School
Project),
0.510%, VRD	7,870,000	7,870,000
Montgomery County, Series A,
0.500%, VRD	3,500,000	3,500,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St Joseph’s
University), Series A,
0.400%, VRD	7,830,000	7,830,000
Pennsylvania Higher Educational Facilities Authority
Revenue (St. Joseph’s University), Series C,
0.400%, VRD	2,550,000	2,550,000
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital Project),
Series A, 0.550%, VRD	1,030,000	1,030,000
Series B, 0.550%, VRD	15,595,000	15,595,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education Refunding
(University Capital Project), Series A,
2.500%, due 09/15/09	3,600,000	3,636,492
Wilkes Barre, Series B,
0.470%, VRD	2,840,000	2,840,000

		79,501,492

Rhode Island—0.15%
Rhode Island State & Providence Plantations Tax
Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,026,290

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

South Carolina—0.14%
South Carolina Jobs-Economic Development
Authority Economic Development Revenue
Refunding (Bon Secours Health), Series D,
0.550%, VRD	4,700,000	4,700,000

Tennessee—3.68%
Blount County Health & Educational Facilities Board
Revenue (Maryville College Project),
0.450%, VRD	7,600,000	7,600,000
Chattanooga Health Educational & Housing Facility
Board Revenue Refunding (Siskin Rehabilitation
Project),
0.400%, VRD	10,520,000	10,520,000
Clarksville Public Building Authority Revenue
Pooled Financing (Tennessee Municipal Bond Fund),
0.400%, VRD	9,825,000	9,825,000
Knox County Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Catholic Healthcare), Series B,
0.550%, VRD	8,000,000	8,000,000
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University), Series A,
0.200%, VRD	12,160,000	12,160,000
Montgomery County Public Building Authority
Pooled Financing Revenue (Tennessee County Loan Pool),
0.400%, VRD	48,000,000	48,000,000
0.450%, VRD	3,455,000	3,455,000
Shelby County Public Improvement and School,
Series B,
0.400%, VRD	25,285,000	25,285,000

		124,845,000

Texas—11.12%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
0.560%, VRD[1,2]	9,575,000	9,575,000
Series RR-II-R-883WF (FGIC Insured),
0.580%, VRD[1,2]	7,750,000	7,750,000
Dallas Waterworks & Sewer Systems Revenue (JP
Morgan PUTTERs, Series 1800B) (AMBAC Insured),
0.980%, VRD[1,2]	1,515,000	1,515,000
Harris County Health Facilities Development Corp.
Hospital Revenue (Baylor College Medicine),
Series B,
0.600%, VRD	32,500,000	32,500,000
Harris County Health Facilities Development Corp.
Hospital Revenue Refunding (Texas Children’s
Hospital), Series 3,
2.100%, VRD	4,970,000	4,970,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—(continued)
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.450%, VRD	8,500,000	8,500,000
Harris County Health Facilities Development Corp.
Revenue Refunding (St. Luke’s Espiscopal), Series A,
0.400%, VRD	10,000,000	10,000,000
Houston Higher Education Finance Corp. Higher
Education Revenue Refunding (Rice University Project),
Series A, 0.380%, VRD	4,770,000	4,770,000
Series B, 0.250%, VRD	6,700,000	6,700,000
Lower Neches Valley Authority Industrial
Development Corp. Exempt Facilities Revenue
Refunding (ExxonMobil Project), Series A,
0.350%, VRD	6,020,000	6,020,000
Northwest Independent School District (Citigroup
ROCS, Series RR-II-R-11220) (PSF-GTD),
0.500%, VRD[1,2]	3,585,000	3,585,000
Port Arthur Navigation District Refunding (Texaco,
Inc. Project),
0.350%, VRD	20,500,000	20,500,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.450%, VRD	4,000,000	4,000,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.500%, VRD	35,000,000	35,000,000
Southwest Higher Education Authority, Inc.
(Southern Methodist University),
0.500%, VRD	5,715,000	5,715,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B, 0.200%, VRD	5,325,000	5,325,000
Series E, 0.300%, VRD	4,525,000	4,525,000
Texas (Citigroup ROCS, Series RR-II-R-11184),
0.500%, VRD[1,2]	6,215,000	6,215,000
Texas (JP Morgan PUTTERs),
Series 2337, 0.460%, VRD[1,2]	685,000	685,000
Series 2491, 0.460%, VRD[1,2]	2,285,000	2,285,000
Series 2492, 0.460%, VRD[1,2]	4,300,000	4,300,000
Series 2615, 0.460%, VRD[1,2]	8,400,000	8,400,000
Series 3238, 0.460%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.480%, VRD[1,2]	6,670,000	6,670,000
Texas State Transportation Commission Revenue (JP
Morgan PUTTERs, Series 2563),
0.460%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,663,691
Texas Water Development Board Revenue
Refunding (State Revolving-Sub Lien), Series A,
0.450%, VRD	9,900,000	9,900,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—(concluded)
Travis County Certificates of Obligation,
3.500%, due 03/01/09	2,450,000	2,452,868
Tyler Health Facilities Development Corp. Hospital
Revenue (Mother Frances Hospital), Series B,
0.450%, VRD	13,100,000	13,100,000
University of Texas Permanent University Fund
System, Series A,
0.200%, VRD	12,270,000	12,270,000
University of Texas University Revenues (Financing Systems),
Series B, 0.200%, VRD	15,560,000	15,560,000
Series B, 0.250%, VRD	23,200,000	23,200,000
University of Texas University Revenues Refunding
(Financing Systems), Series B,
0.200%, VRD	9,785,000	9,785,000

		376,931,559

Utah—0.43%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series A,
0.650%, VRD	880,000	880,000
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.650%, VRD	13,800,000	13,800,000

		14,680,000

Virginia—1.93%
Hanover County Economic Development Authority
Revenue Refunding (Bon Secours Health), Series D-1,
0.550%, VRD	4,700,000	4,700,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.300%, VRD	3,325,000	3,325,000
Norfolk Economic Development Authority Revenue
Refunding (Bon Secours Health), Series D-2,
0.420%, VRD	4,750,000	4,750,000
Virginia Small Business Financing Authority
Revenue Refunding (Children’s Hospital Kings),
0.500%, VRD	30,000,000	30,000,000
Virginia Small Business Financing Authority
Revenue (Virginia Museum of Fine Arts
Foundation),
0.500%, VRD	22,675,000	22,675,000

		65,450,000

Washington—3.03%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.460%, VRD[1,2]	4,995,000	4,995,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Washington—(concluded)
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.980%, VRD[1,2]	14,150,000	14,150,000
King County Sewer Revenue (Junior Lien), Series A,
0.450%, VRD	7,280,000	7,280,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170) (FSA Insured),
0.450%, VRD[1,2]	5,085,000	5,085,000
University of Washington University Revenues
(Bank of America Austin Certificates, Series 2007-1016)
(AMBAC Insured),
1.530%, VRD[1,2]	5,000,000	5,000,000
Washington Health Care Facilities Authority
Revenue (Catholic Health), Series A-4,
0.150%, VRD	18,900,000	18,900,000
Washington Health Care Facilities Authority
Revenue (Peacehealth), Series B,
0.300%, VRD	3,000,000	3,000,000
Washington Health Care Facilities Authority
Revenue (Swedish Health Services),
0.750%, VRD	13,000,000	13,000,000
Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
0.480%, VRD	7,585,000	7,585,000
Washington Motor Vehicle Fuel Tax
5.000%, due 07/01/09	5,810,000	5,887,723
Washington State (Citigroup ROCS)
Series RR-II-R-11298 (FSA Insured),
0.880%, VRD[1,2]	4,975,000	4,975,000
Series RR-II-R-12220, 0.490%, VRD[1,2]	4,800,000	4,800,000
Washington State Housing Finance Commission
Nonprofit Housing Revenue (Franke Tobey Jones Project),
0.800%, VRD	900,000	900,000
Washington State Housing Finance Commission
Nonprofit Housing Revenue (Rockwood
Retirement Communities),
0.800%, VRD	7,200,000	7,200,000

		102,757,723

Wisconsin—0.37%
Oneida Tribe of Indians Health Facility Revenue,
0.450%, VRD	5,880,000	5,880,000
Wisconsin Health & Educational Facilities Authority
Revenue (Jewish Home & Care Center),
0.500%, VRD	6,500,000	6,500,000

		12,380,000

Wyoming—0.31%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project),
Series A, 0.490%, VRD	3,700,000	3,700,000
Series B, 0.550%, VRD	600,000	600,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Wyoming—(concluded)
Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.300%, VRD	6,200,000	6,200,000

		10,500,000

Total municipal bonds and notes (cost—$2,947,417,137)		2,947,417,137

Tax-exempt commercial paper—7.23%

Arizona—0.47%
Phoenix Civic Improvement Corp. Water Systems,
1.850%, due 02/03/09	16,000,000	16,000,000

Connecticut—0.20%
Yale University,
0.500%, due 02/06/09	6,640,000	6,640,000

Florida—0.14%
Kissimmee Utility Authority,
0.750%, due 02/25/09	4,800,000	4,800,000

Illinois—0.76%
Evanston Hospital,
1.300%, due 03/12/09	10,000,000	10,000,000
Illinois Educational Facilities Authority Revenue,
0.300%, due 02/24/09	6,000,000	6,000,000
0.850%, due 03/18/09	4,500,000	4,500,000
0.700%, due 03/19/09	5,128,000	5,128,000

		25,628,000

Maryland—1.08%
Baltimore County,
0.680%, due 02/12/09	30,000,000	30,000,000
John Hopkins University,
0.300%, due 04/07/09	6,725,000	6,725,000

		36,725,000

Minnesota—0.52%
Mayo Clinic,
0.300%, due 03/10/09	17,600,000	17,600,000

North Carolina—0.64%
Duke University,
0.350%, due 04/01/09	21,610,000	21,610,000

Ohio—1.21%
Case Western University,
0.400%, due 03/09/09	13,800,000	13,800,000
Cleveland Clinic,
0.500%, due 02/13/09	10,000,000	10,000,000
0.350%, due 05/06/09	17,300,000	17,300,000

		41,100,000

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

Texas—1.05%
Dallas Water & Sewer,
0.400%, due 04/03/09	14,384,000	14,384,000
Harris County Flood District,
0.400%, due 02/11/09	1,100,000	1,100,000
0.350%, due 03/11/09	15,910,000	15,910,000
University of Texas,
0.150%, due 04/06/09	4,309,000	4,309,000

		35,703,000

Vermont—0.37%
University of Vermont,
0.930%, due 02/10/09	6,325,000	6,325,000
0.900%, due 02/11/09	6,265,000	6,265,000

		12,590,000

Virginia—0.30%
University of Virginia,
0.400%, due 06/19/09	10,000,000	10,000,000

Washington—0.49%
King County Sewer Revenue,
0.850%, due 02/17/09	6,400,000	6,400,000
Port of Seattle,
0.200%, due 02/12/09	10,225,000	10,225,000

		16,625,000

Total tax-exempt commercial paper (cost—$245,021,000)		245,021,000

Money market funds[3]—6.63%

AIM Tax Free Investments,
0.490%	95,770,213	95,770,213
Blackrock Provident Municipal Fund,
0.734%	129,000,000	129,000,000

Total money market funds (cost—$224,770,213)		224,770,213

Total investments (cost—$3,417,208,350 which approximates cost for federal income tax purposes)[4]—100.84%		3,417,208,350

Liabilities in excess of other assets—(0.84)%		(28,473,920)

Net assets—100.00%		3,388,734,430

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.30% of net assets as of January 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Rates shown reflect yield at January 31, 2009.

4	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Tax-Free Master Fund
Schedule of investments – January 31, 2009 (unaudited)

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets:

Measurements at 01/31/09

Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	Observable inputs	inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Assets:

Securities	—	3,417,208,350	—	3,417,208,350

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

MBIA	MBIA, Inc.

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

TCRs	Transferable Custodial Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2009 and reset periodically.

Weighted average maturity—27 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 1, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2009